Related Party Debt and Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Debt and Transactions

On July 19, 2013, the Company entered into an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Sale Agreement”) with our prior officers and directors. Pursuant to the Sale Agreement, the Company transferred all assets and business operations associated with its boiler business in exchange for assumption of all obligations associated with that business and cancellation of loans amounting to $28,818. The cancellation of debt was recorded as additional paid-in capital.

During the year ended March 31, 2015 and 2014, the Company received loans from companies controlled by its new CEO or shareholders totaling $5,000 and $36,000, respectively. The loans are unsecured, non-interest bearing with no specific terms of repayment. The Company repaid all $41,000 of the loans during the year ended March 31, 2015.

Also during the year ended March 31, 2015, the Company received a $6,000 loan from a shareholder. During the period ended December 31, 2016 the Company received an additional $6,280 from this related party. The loan is unsecured and bears 8% interest. There is a total due of $12,280 as of December 31, 2016. Interest accrued on the note as of December 31, 2016 was $597. The Company is in default on the balance of this note.

During the period ending March 31, 2016, the Company received $28,200 in unsecured non-interest bearing loans from related parties and during the period ending December 31, 2016 received an additional $20,730, and has repaid $36,300 of these loans leaving a total due of $12,630 as of December 31, 2016. These loans are deemed to be short-term and are payable at the discretion of the Company.

On September 6, 2013, the Company entered into an Employment Agreement with our Chief Executive Officer, Chief Financial Officer, President and Secretary. The Employment Agreement provides for a term of two years; annual compensation of $275,000, a signing bonus of $68,750, and options to purchase up to 30,002 shares of common stock at an exercise price of $2.00 per share. The CEO earned $206,250 and $275,000 for the periods ended December 31, 2016 and March 31, 2016 (respectively) as a result of this agreement, these amounts contribute to the $600,112 and $395,630 of officer compensation which is included in accrued expenses, as of December 31, 2016 and March 31, 2016.

On July 19, 2013, the Company entered into an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Sale Agreement”) with our prior officers and directors. Pursuant to the Sale Agreement, the Company transferred all assets and business operations associated with its boiler business in exchange for assumption of all obligations associated with that business and cancellation of loans amounting to $28,818. The cancellation of debt was recorded as additional paid-in capital.

During the year ended March 31, 2015 and 2014, the Company received loans from companies controlled by its new CEO or shareholders totaling $5,000 and $36,000, respectively. The loans are unsecured, non-interest bearing with no specific terms of repayment. The Company repaid all $41,000 of the loans during the year ended March 31, 2015.

Also during the year ended March 31, 2015, the Company received a $6,000 loan from a shareholder. The loan is unsecured and bears 8% interest. There is a total due of $6,000 as of March 31, 2016. Interest accrued on the 2015 note as of March 31, 2016 was $367. The Company is in default on the balance of this note.

During the period ending March 31, 2016, the Company received $46,900 in unsecured non-interest bearing loans from related parties, and has repaid $24,700 of these loans leaving a total due of $22,200 as of March 31, 2016. These loans are deemed to be short-term and are payable at the discretion of the Company.

On September 6, 2013, the Company entered into an Employment Agreement with our Chief Executive Officer, Chief Financial Officer, President and Secretary. The Employment Agreement provides for a term of two years; annual compensation of $275,000, a signing bonus of $68,750, and options to purchase up to 30,002 shares of common stock at an exercise price of $2.00 per share. The CEO earned $275,000 and $275,000 for the years ended March 31, 2016 and 2015 (respectively) as a result of this agreement, these amounts contribute to the $395,630 and $154,062 of officer compensation which is included in accrued expenses, as of March 31, 2016 and 2015.